Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents.
Schedule of cash and cash equivalents

	As at December 31
(in EUR 000)	2022	2021
Short term deposit	36	38
Current accounts	17,852	135,471
Total cash and cash equivalents	17,888	135,509